THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON MARCH 17, 2004.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  6/30/03

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments, L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       March 25, 2004
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $370,131 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                                   TITLE OF                      VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                      CLASS            CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

SERVICE CORP INTL                SUB NT CV6.75%08   817565AU8     51634     50006  PRN          SOLE           50006     0     0
VERIZON GLOBAL FDG CORP          NT CV ZERO CPN21   92344GAN6     50225     83500  PRN          SOLE           83500     0     0
DIAMOND OFFSHORE DRILLING INC    DEB ZERO CONV 20   25271CAC6     25650     45000  PRN          SOLE           45000     0     0
LIBERTY MEDIA CORP               SR DEB EXCH   30   530715AL5     25296     40800  PRN          SOLE           40800     0     0
ECHOSTAR COMMUNICATIONS NEW      SB NT CV4.875%07   278762AD1     24915     24685  PRN          SOLE           24685     0     0
CHIRON CORP                      LYON  ZERO 31      170040AE9     24502     42000  PRN          SOLE           42000     0     0
AMGEN INC                        LYON ZERO 32       031162AE0     23370     30000  PRN          SOLE           30000     0     0
COMMUNITY HEALTH SYS INC NEWCO   SB NT CV 4.25%08   203668AA6     21780     22000  PRN          SOLE           22000     0     0
PROVINCE HEALTHCARE CO           SB NT CV  4.5%05   743977AC4     21573     21791  PRN          SOLE            21791    0     0
MERRILL LYNCH & CO INC           LYON VAR 32        590188A73     19925     20000  PRN          SOLE            20000    0     0
CARNIVAL CORP                    LYON ZERO CPN 21   143658AS1     18669     29000  PRN          SOLE            29000    0     0
SOLECTRON CORP                   LYON ZERO CPN 20   834182AL1     15359     27500  PRN          SOLE            27500    0     0
AMERICA ONLINE INC DEL           SUB NT CV ZRO 19   02364JAC8     13115     21500  PRN          SOLE            21500    0     0
AVAYA INC                        LYON  10/31/21     053499AA7     11457     22500  PRN          SOLE            22500    0     0
GENCORP INC                      SB NT CV 5.75%07   368682AE0     11235     12000  PRN          SOLE            12000    0     0
ARROW ELECTRS INC                SR DB CV ZERO 21   042735AY6     10452     21413  PRN          SOLE            21413    0     0
TYCO INTL LTD NEW                COM                902124106       974     51300  SHR          SOLE            51300    0     0

